General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2018
General [Line Items]
Gross proceeds	$ 104,052
Transaction cost	5,713
Cash, cash equivalents, short-term deposits and restricted deposits	84,940
Net loss	(29,157)	$ (33,762)	$ (27,271)
Cash flows from operating activities	(17,958)	(23,879)	$ (11,812)
Accumulated deficit	$ (115,759)	$ (86,602)
Liquidity requirements	2 years
Warrants liability [Member]
General [Line Items]
Transaction cost	$ 817
ATM KK (Japan-Tokyo) [Member]
General [Line Items]
Ownership percentage				100.00%
PIPE Investor [Member]
General [Line Items]
Ordinary shares (in Shares)	9,251,006
Gross proceeds	$ 92,510